Cover	Sep. 22, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 22, 2026
Entity File Number	001-41584
Entity Registrant Name	ALPHATIME ACQUISITION CORP
Entity Central Index Key	0001889106
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	500 5th Avenue
Entity Address, Address Line Two	Suite 938
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10110
City Area Code	347
Local Phone Number	627-0058
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one ordinary share, one redeemable warrant and one right
Title of 12(b) Security	Units, each consisting of one ordinary share, one redeemable warrant and one right
Trading Symbol	ATMCU
Ordinary Shares, par value $0.0001 per share
Title of 12(b) Security	Ordinary Shares, par value $0.0001 per share
Trading Symbol	ATMC
Warrants, each whole warrant exercisable for one ordinary share at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one ordinary share at an exercise price of $11.50 per share
Trading Symbol	ATMCW
Rights, each right entitling the holder thereof to one-tenth of one ordinary share
Title of 12(b) Security	Rights, each right entitling the holder thereof to one-tenth of one ordinary share
Trading Symbol	ATMCR